ASSETS PLEDGED	12 Months Ended
Dec. 31, 2011
ASSETS PLEDGED [Abstract]
ASSETS PLEDGED
16.   ASSETS PLEDGED

(in thousands of $)	2011	2010
Vessel, net	45,221	48,052
Restricted cash and investments	20,862	27,745
	66,083	75,797

The Term Notes are collateralized by a statutory first mortgage on the Vessel. Restricted cash and investments are also pledged to pay principal and interest on the Term Notes.